N-2 - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended
		Sep. 26, 2022	May 22, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021
Cover [Abstract]
Entity Central Index Key		0001259429
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		Oxford Square Capital Corp.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:

Sales load (as a percentage of offering price)

4.00

%(1)

Offering expenses (as a percentage of offering price)

0.49

%(2)

Dividend reinvestment plan expenses

None

(3)

Total stockholder transaction expenses (as a percentage of offering price)

4.49

%

Sales Load [Percent]	[1]	4.00%
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[2]	0.49%
Other Transaction Expenses [Percent]		4.49%
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to common stock):

Base Management fee

2.71

%(4)

Incentive fees payable under our investment advisory agreement

2.65

%(5)

Interest payments on borrowed funds

4.98

%(6)

Other expenses

2.10

%(7)

Total annual expenses

12.44

%(8)

Management Fees [Percent]	[3]	2.71%
Interest Expenses on Borrowings [Percent]	[4]	4.98%
Distribution/Servicing Fees [Percent]	[5]	0.00%
Incentive Fees [Percent]	[6]	2.65%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	2.10%
Total Annual Expenses [Percent]	[8]	12.44%
Expense Example [Table Text Block]

Example

The following example demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock, assuming (1) a 4.00% sales load (underwriting discounts and commissions) and offering expenses totaling 0.49%, (2) total net estimated annual expenses of 12.44% of average net assets attributable to our common stock as set forth in the table above and (3) a 5% annual return.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return(1)	$159	$363	$538	$873
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return entirely from realized gains(2)	$145	$328	$491	$821

(1)      Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.

(2)      Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.

Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “us” or “OXSQ,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in OXSQ.

Basis of Transaction Fees, Note [Text Block]		The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
Other Expenses, Note [Text Block]		“Other expenses” ($3.9 million) are based on the actual expenses for the three months ended March 31, 2023, annualized. These expenses include certain expenses allocated to the Company under the Investment Advisory Agreement, such as travel expenses incurred in connection with the investigation and monitoring of our investments. In the event of a debt restructuring or extinguishment, we may incur a loss comprised of deferred financing costs and note discount which may cause actual expenses to exceed those amounts projected in the table.
Acquired Fund Fees and Expenses, Note [Text Block]

FEES AND EXPENSES

The following table is intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “us” or “OXSQ,” or that “we” will pay fees or expenses, you will indirectly bear such fees or expenses as an investor in OXSQ.

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	4.00	%(1)
Offering expenses (as a percentage of offering price)	0.49	%(2)
Dividend reinvestment plan expenses	None	(3)
Total stockholder transaction expenses (as a percentage of offering price)	4.49%
Annual expenses (as a percentage of net assets attributable to common stock):
Base Management fee	2.71	%(4)
Incentive fees payable under our investment advisory agreement	2.65	%(5)
Interest payments on borrowed funds	4.98	%(6)
Other expenses	2.10	%(7)
Total annual expenses	12.44	%(8)

____________

(1)      In connection with this offering, Ladenburg Thalmann & Co. Inc., the dealer manager for this offering, will receive a fee for certain financial advisory, marketing and soliciting services equal to (i) 4.00% of the subscription price per share for each share issued pursuant to exercise of the primary subscription and/or the over-subscription privilege other than to our affiliates and affiliates of Oxford Square Management, (ii) 0.00% of the subscription price per share for each share issued pursuant to exercise of the primary subscription to our affiliates and affiliates of Oxford Square Management and (iii) 2.00% of the subscription price per share for each share issued pursuant to exercise of the over-subscription privilege to our affiliates and affiliates of Oxford Square Management, provided that the dealer manager is permitted to waive certain of the amounts to which it is entitled. See “The Offering — Distribution Arrangements.” This table assumes all shares purchased upon the exercise of rights are purchased by non-affiliates of ours and Oxford Square Management.

(2)      Amount reflects estimated offering expenses of approximately $236,000, which assumes that the offer is fully subscribed. See “The Offering — Distribution Arrangements.”

(3)      The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.

(4)      Assumes gross assets of $335.2 million and $143.8 million of leverage (including $18.5 million in aggregate principal of our 6.50% Unsecured Notes, which has been adjusted to reflect a paydown of approximately $45.9 million using the proceeds from this offering, $44.8 million in aggregate principal of our 6.25% Unsecured Notes, and $80.5 million in aggregate principal of our 5.50% Unsecured Notes in each case, as of March 31, 2023), and assumes net assets of $185.7 million (which has been adjusted to reflect a paydown of the 6.50% Unsecured Notes of approximately $45.9 million using the proceeds from this offering). The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of the Company, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Management and Other Agreements” in the accompanying prospectus for additional information.

(5)      Assumes that annual incentive fees earned by Oxford Square Management remain consistent with the incentive fees earned by Oxford Square Management during the three months ended March 31, 2023, excluding any reversal of previously accrued investment income incentive fees or hypothetical capital gains incentive fees described below. In subsequent periods, incentive fees would increase if, and to the extent that, we earn greater interest income through our investments in portfolio companies and realize additional gains upon the sale of warrants or other equity investments in such companies. The incentive fee consists of two parts. The first part, which is payable quarterly in arrears, equals the amount by which (x) the “Pre-Incentive Fee Net Investment Income” for the immediately preceding calendar quarter exceeds (y) the “Preferred Return Amount” for that calendar quarter. Effective April 1, 2016, a “Preferred Return Amount” is calculated on a quarterly basis by multiplying 1.75% by the Company’s net asset value at the end of the immediately preceding calendar quarter. The net investment income incentive fee is then calculated as follows: (a) no net investment income incentive fee is payable to Oxford Square Management in any calendar quarter in which the “Pre-Incentive Fee Net Investment Income” does not exceed the “Preferred Return Amount”; (b) 100% of the “Pre-Incentive Fee Net Investment Income” for such quarter, if any, that exceeds the “Preferred Return Amount” but is less than or equal to a “Catch-Up Amount” determined on a quarterly basis by multiplying 2.1875% by OXSQ’s net asset value at the end of such calendar quarter; and (c) for any quarter in which the “Pre-Incentive Fee Net Investment Income” exceeds the “Catch-Up Amount,” the net investment income incentive fee will be 20% of the amount of the “Pre-Incentive Fee Net Investment Income” for such quarter. In addition, effective April 1, 2016, the calculation of the Company’s net investment income incentive fee is subject to a total return requirement, (the “Total Return Requirement”) which provides that a net investment income incentive fee will not be payable to Oxford Square Management except to the extent 20% of the “cumulative net increase in net assets resulting from operations” (which is the amount, if positive, of the sum of the “Pre-Incentive Fee Net Investment Income,” realized gains and losses and unrealized appreciation and depreciation) during the calendar quarter for which such fees are being calculated and the eleven (11) preceding quarters (or if shorter, the number of quarters since April 1, 2016) exceeds the cumulative net investment income incentive fees accrued and/or paid for such eleven (11) preceding quarters (or if shorter, the number of quarters since April 1, 2016). The second part of the incentive fee equals 20.0% of our net realized gains for the calendar year less any unrealized losses for such year and will be payable at the end of each calendar year. It should be noted that no capital gains incentive fee was calculated as of March 31, 2023, which is calculated based upon an assumed liquidation of the entire portfolio, and no other changes in realized or unrealized gains and losses, as of March 31, 2023 and the termination of the Investment Advisory Agreement on such date. For a detailed discussion of the calculation of the incentive fees, see “Management and Other Agreements” in the accompanying prospectus.

(6)      Assumes that we have $143.8 million of outstanding principal borrowings as of March 31, 2023. The calculation also assumes an effective interest rate of 7.09% (including amortization of deferred issuance costs) on the approximately $18.5 million of 6.50% Unsecured Notes outstanding, which has been adjusted from the March 31, 2023 outstanding balance of approximately $64.4 million to reflect a paydown of approximately $45.9 million using the proceeds from this offering, an effective interest rate of 6.86% (including amortization of deferred issuance costs) on the approximately $44.8 million of 6.25% Unsecured Notes outstanding as of March 31, 2023, and an effective interest rate of 6.06% (including amortization of deferred issuance costs) on the approximately $80.5 million of 5.50% Unsecured Notes outstanding as of March 31, 2023. This table includes all of the commitment fees, interest expense and amortized financing costs of the 6.50% Unsecured Notes, 6.25% Unsecured Notes, and 5.50% Unsecured Notes, as well as the fees and expenses of issuing and servicing any other borrowings or leverage that the Company expects to incur during the 12 months following the filing of this prospectus supplement.

(7)      “Other expenses” ($3.9 million) are based on the actual expenses for the three months ended March 31, 2023, annualized. These expenses include certain expenses allocated to the Company under the Investment Advisory Agreement, such as travel expenses incurred in connection with the investigation and monitoring of our investments. In the event of a debt restructuring or extinguishment, we may incur a loss comprised of deferred financing costs and note discount which may cause actual expenses to exceed those amounts projected in the table.

(8)      “Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Company’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Company’s total annual expenses would have been 26.81%.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

We operate as a closed-end management investment company and have elected to be regulated as a business development company, or “BDC,” under the Investment Company Act of 1940, as amended, or the “1940 Act.” Our investment objective is to maximize our portfolio’s total return. Our primary current focus is to seek an attractive risk-adjusted total return by investing primarily in corporate debt securities and collateralized loan obligation, or “CLO,” structured finance investments that own corporate debt securities. CLO investments may also include warehouse facilities, which are financing structures intended to aggregate loans that may be used to form the basis of a traditional CLO vehicle. We may also invest in publicly traded debt and/or equity securities. The portfolio companies in which we invest, however, will generally be considered below investment grade, and their debt securities may in turn be referred to as “junk.” A portion of our investment portfolio may consist of debt investments for which issuers are not required to make significant principal payments until the maturity of the senior loans, which could result in a substantial loss to us if such issuers are unable to refinance or repay their debt at maturity. In addition, many of the debt securities we hold typically contain interest reset provisions that may make it more difficult for a borrower to repay the loan in a raising interest rate environment, heightening the risk that we may lose all or part of our investment. The CLO vehicles in which we invest are formed by raising various classes or “tranches” of debt (with the most senior tranches being rated “AAA” to the most junior tranches typically being rated “BB” or “B”) and equity. The tranches of CLO vehicles rated “BB” or “B” may be referred to as “junk.” The equity of a CLO vehicle, which is the most common tranche of a CLO vehicle in which we invest, is generally required to absorb the CLO’s losses before any of the CLO’s other tranches and it also has the lowest level of payment priority among the CLO’s tranches; therefore, the equity is typically the riskiest of CLO investments.

Risk Factors [Table Text Block]

RISK FACTORS

Before you invest in our securities, you should be aware of various risks, including those described below and those set forth in the accompanying prospectus or otherwise incorporated by reference herein or the accompanying prospectus or in any free writing prospectus prepared by or on behalf of us that relates to this offering. You should carefully consider these risk factors, together with all of the other information included or incorporated by reference in this prospectus supplement and the accompanying prospectus, before you decide whether to make an investment in our securities. The risks set out below are not the only risks we face. If any of the following events occur, our business, financial condition and results of operations could be materially and adversely affected. In such case, our net asset value and the trading price of our securities could decline, and you could lose all or part of your investment.

Your economic and voting interest in us, as well as your proportionate interest in our net asset value, could be diluted as a result of this rights offering.

Stockholders who do not fully exercise their rights should expect that they will, at the completion of the offer, own a smaller proportional interest in us, including with respect to voting rights, than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares of common stock will be purchased as a result of the offer.

In addition, if the subscription price is less than our net asset value per share, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of the rights offering or what proportion of the shares of common stock will be purchased as a result of the offer. Such dilution could be substantial.

This offering could also cause dilution in the net investment income per share of our common stock, which may affect the amount we are able to distribute subsequent to completion of the offering. In addition, our reported earnings per share will be retroactively adjusted to reflect the dilutive effects of this offering. See “Dilution.”

We have the ability to terminate this rights offering at any time prior to delivery of the shares of our common stock offered hereby, and neither we nor the subscription agent will have any obligation to you except to return your subscription payments, without interest.

We have the ability to terminate the rights offering at any time prior to the delivery of the shares of our common stock offered hereby. If the rights offering is terminated, all rights will expire without value and the subscription agent will return as soon as practicable all exercise payments, without interest. No amounts paid to acquire rights on the Nasdaq Global Select Market or otherwise will be returned.

There can be no assurance that a market for the rights will develop.

There can be no assurance that a market for the rights will develop or, if such a market develops, what the price of the rights will be. Changes in market conditions could result in the shares of common stock purchasable upon exercise of the rights being less attractive to investors at the expiration date. This could reduce or eliminate the value of the rights. Stockholders who receive or acquire rights could find that there is no market to sell rights that they do not wish to exercise.

Sales of substantial amounts of our common stock in the public market could have an adverse effect on the market price of our common stock.

Upon completion of this offering, we will have 66,534,894 shares of common stock outstanding if the offering is fully subscribed. Following this offering, sales of substantial amounts of our common stock, or the availability of such shares for sale, could adversely affect the prevailing market prices for our common stock. If this occurs and continues, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so.

You could be committed to buying shares of our common stock above the estimated subscription price per share.

The actual purchase price of the shares could exceed the estimated subscription price per share set forth on the cover of this prospectus supplement. See “The Offering — Subscription Price.” Rights holders who exercise their rights will have no right to rescind their subscriptions after receipt of their completed subscription certificates together with payment for shares or a notice of guaranteed delivery by the subscription agent, even if the purchase price per share exceeds the estimated subscription price per share set forth on the cover of this prospectus supplement.

Share Price [Table Text Block]

PRICE RANGE OF COMMON STOCK AND DISTRIBUTIONS

Our common stock is traded on the Nasdaq Global Select Market under the symbol “OXSQ.” The following table sets forth, for each fiscal quarter during the last two fiscal years, the NAV per share of our common stock, the high and low intraday sales prices for our common stock, such sales prices as a percentage of NAV per share and quarterly distributions per share.

			Price Range		Premium or (Discount) of High Sales Price to NAV(2)	Premium or (Discount) of Low Sales Price to NAV(2)	Distributions Per Share(3)
	NAV(1)		High	Low
Fiscal 2023
Second Quarter (through May 22, 2023)	$	*	$3.20	$2.97	*	*	$0.105
First Quarter		$2.80	$3.70	$3.00	32.1%	7.14%	$0.105
Fiscal 2022
Fourth Quarter		$2.78	$3.25	$2.82	16.9%	1.4%	$0.105
Third Quarter		$3.34	$4.05	$2.94	21.3%	(12.0)%	$0.105
Second Quarter		$3.67	$4.29	$3.45	16.9%	(6.0)%	$0.105
First Quarter		$4.65	$4.42	$3.68	(4.9)%	(20.9)%	$0.105
Fiscal 2021
Fourth Quarter		$4.92	$4.47	$3.79	(9.1)%	(23.0)%	$0.105
Third Quarter		$5.03	$5.00	$3.86	(0.6)%	(23.3)%	$0.105
Second Quarter		$4.91	$5.22	$4.56	6.3%	(7.1)%	$0.105
First Quarter		$4.88	$4.78	$3.05	(2.0)%	(37.5)%	$0.105

____________

(1)      Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.

(2)      Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.

(3)      Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.

Lowest Price or Bid			$ 3.2	$ 3	$ 2.82	$ 2.94	$ 3.45	$ 3.68	$ 3.79	$ 3.86	$ 4.56	$ 3.05
Highest Price or Bid			$ 2.97	$ 3.7	$ 3.25	$ 4.05	$ 4.29	$ 4.42	$ 4.47	$ 5	$ 5.22	$ 4.78
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			32.10%	16.90%	21.30%	16.90%	(4.90%)	(9.10%)	(0.60%)	6.30%	(2.00%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[9]			7.14%	1.40%	(12.00%)	(6.00%)	(20.90%)	(23.00%)	(23.30%)	(7.10%)	(37.50%)
Latest Share Price	[10]		$ 0.105	$ 0.105	$ 0.105	$ 0.105	$ 0.105	$ 0.105	$ 0.105	$ 0.105	$ 0.105	$ 0.105
Latest NAV	[11]			$ 2.8	$ 2.78	$ 3.34	$ 3.67	$ 4.65	$ 4.92	$ 5.03	$ 4.91	$ 4.88
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Title [Text Block]

CAPITALIZATION

The following table sets forth:

•        our actual capitalization as of March 31, 2023; and

•        on an as adjusted basis to give effect to the sale of 16,633,723 shares of our common stock in this offering, assuming all rights are exercised at an estimated subscription price of $2.87 per share and our receipt of the estimated net proceeds from that sale, assuming that none of our affiliates or affiliates of Oxford Square Management subscribe for shares.

	As of March 31, 2023
	Actual	As Adjusted for this Offering
Assets:
Non-affiliate/non-control investments (cost: $500,195,807 and $500,195,807, respectively)	$314,599,117	$314,599,117
Affiliated investment (cost: $16,836,822 and $16,836,822, respectively)	5,070,307	5,070,307
Cash and cash equivalents	10,763,167	10,763,167
Interest and distributions receivable	4,047,953	4,047,953
Other assets	736,375	736,375
Total assets	$335,216,919	$335,216,919
Liabilities:
Notes payable – 6.50% Unsecured Notes, net of deferred issuance costs	$64,044,632	$18,135,557
Notes payable – 6.25% Unsecured Notes, net of deferred issuance costs	44,071,474	44,071,474
Notes payable – 5.50% Unsecured Notes, net of deferred issuance costs	78,441,304	78,441,304
Other liabilities(1)	8,820,361	9,056,361
Total liabilities	195,377,771	149,704,696
Net Assets:
Common stock, par value $0.01 per share; 100,000,000 shares authorized, 49,885,954 and 66,519,677 shares issued and outstanding, respectively	498,859	665,197
Capital in excess of par value	434,871,321	480,378,058
Total distributable earnings/(accumulated losses)	(295,531,032)	(295,531,032)
Total net assets	$139,839,148	185,512,223
Total liabilities and net assets	$335,216,919	$335,216,919

A $0.10 increase or decrease in the estimated purchase price of $2.87 per share would increase or decrease the cash and total assets by approximately $1.7 million, before deducting the estimated offering expenses payable by us and payments to the dealer manager.

Your economic and voting interest in us [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Your economic and voting interest in us, as well as your proportionate interest in our net asset value, could be diluted as a result of this rights offering.

Stockholders who do not fully exercise their rights should expect that they will, at the completion of the offer, own a smaller proportional interest in us, including with respect to voting rights, than would otherwise be the case if they fully exercised their rights. We cannot state precisely the amount of any such dilution in share ownership because we do not know at this time what proportion of the shares of common stock will be purchased as a result of the offer.

In addition, if the subscription price is less than our net asset value per share, then our stockholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer. The amount of any decrease in net asset value is not predictable because it is not known at this time what the subscription price and net asset value per share will be on the expiration date of the rights offering or what proportion of the shares of common stock will be purchased as a result of the offer. Such dilution could be substantial.

This offering could also cause dilution in the net investment income per share of our common stock, which may affect the amount we are able to distribute subsequent to completion of the offering. In addition, our reported earnings per share will be retroactively adjusted to reflect the dilutive effects of this offering. See “Dilution.”

shares of our common stock offered [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

We have the ability to terminate this rights offering at any time prior to delivery of the shares of our common stock offered hereby, and neither we nor the subscription agent will have any obligation to you except to return your subscription payments, without interest.

We have the ability to terminate the rights offering at any time prior to the delivery of the shares of our common stock offered hereby. If the rights offering is terminated, all rights will expire without value and the subscription agent will return as soon as practicable all exercise payments, without interest. No amounts paid to acquire rights on the Nasdaq Global Select Market or otherwise will be returned.

Market for the rights will develop [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

There can be no assurance that a market for the rights will develop.

There can be no assurance that a market for the rights will develop or, if such a market develops, what the price of the rights will be. Changes in market conditions could result in the shares of common stock purchasable upon exercise of the rights being less attractive to investors at the expiration date. This could reduce or eliminate the value of the rights. Stockholders who receive or acquire rights could find that there is no market to sell rights that they do not wish to exercise.

Sales of substantial amounts of our common stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Sales of substantial amounts of our common stock in the public market could have an adverse effect on the market price of our common stock.

Upon completion of this offering, we will have 66,534,894 shares of common stock outstanding if the offering is fully subscribed. Following this offering, sales of substantial amounts of our common stock, or the availability of such shares for sale, could adversely affect the prevailing market prices for our common stock. If this occurs and continues, it could impair our ability to raise additional capital through the sale of equity securities should we desire to do so.

Shares of our common stock above the estimated subscription price per share [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

You could be committed to buying shares of our common stock above the estimated subscription price per share.

The actual purchase price of the shares could exceed the estimated subscription price per share set forth on the cover of this prospectus supplement. See “The Offering — Subscription Price.” Rights holders who exercise their rights will have no right to rescind their subscriptions after receipt of their completed subscription certificates together with payment for shares or a notice of guaranteed delivery by the subscription agent, even if the purchase price per share exceeds the estimated subscription price per share set forth on the cover of this prospectus supplement.

Other Performance Based Incentive Fees [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[12]	$ 159
Expense Example, Years 1 to 3	[12]	363
Expense Example, Years 1 to 5	[12]	538
Expense Example, Years 1 to 10	[12]	873
Scenario, Plan [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	[13]	145
Expense Example, Years 1 to 3	[13]	328
Expense Example, Years 1 to 5	[13]	491
Expense Example, Years 1 to 10	[13]	$ 821

[1]	In connection with this offering, Ladenburg Thalmann & Co. Inc., the dealer manager for this offering, will receive a fee for certain financial advisory, marketing and soliciting services equal to (i) 4.00% of the subscription price per share for each share issued pursuant to exercise of the primary subscription and/or the over-subscription privilege other than to our affiliates and affiliates of Oxford Square Management, (ii) 0.00% of the subscription price per share for each share issued pursuant to exercise of the primary subscription to our affiliates and affiliates of Oxford Square Management and (iii) 2.00% of the subscription price per share for each share issued pursuant to exercise of the over-subscription privilege to our affiliates and affiliates of Oxford Square Management, provided that the dealer manager is permitted to waive certain of the amounts to which it is entitled. See “The Offering — Distribution Arrangements.” This table assumes all shares purchased upon the exercise of rights are purchased by non-affiliates of ours and Oxford Square Management.
[2]	Amount reflects estimated offering expenses of approximately $236,000, which assumes that the offer is fully subscribed. See “The Offering — Distribution Arrangements.”
[3]	Assumes gross assets of $335.2 million and $143.8 million of leverage (including $18.5 million in aggregate principal of our 6.50% Unsecured Notes, which has been adjusted to reflect a paydown of approximately $45.9 million using the proceeds from this offering, $44.8 million in aggregate principal of our 6.25% Unsecured Notes, and $80.5 million in aggregate principal of our 5.50% Unsecured Notes in each case, as of March 31, 2023), and assumes net assets of $185.7 million (which has been adjusted to reflect a paydown of the 6.50% Unsecured Notes of approximately $45.9 million using the proceeds from this offering). The above calculation presents our base management fee as a percentage of our net assets. Our base management fee under the Investment Advisory Agreement, however, is based on our gross assets, which is defined as all the assets of the Company, including those acquired using borrowings for investment purposes. As a result, to the extent we use additional leverage, it would have the effect of increasing our base management fee as a percentage of our net assets. See “Management and Other Agreements” in the accompanying prospectus for additional information.
[4]	Assumes that we have $143.8 million of outstanding principal borrowings as of March 31, 2023. The calculation also assumes an effective interest rate of 7.09% (including amortization of deferred issuance costs) on the approximately $18.5 million of 6.50% Unsecured Notes outstanding, which has been adjusted from the March 31, 2023 outstanding balance of approximately $64.4 million to reflect a paydown of approximately $45.9 million using the proceeds from this offering, an effective interest rate of 6.86% (including amortization of deferred issuance costs) on the approximately $44.8 million of 6.25% Unsecured Notes outstanding as of March 31, 2023, and an effective interest rate of 6.06% (including amortization of deferred issuance costs) on the approximately $80.5 million of 5.50% Unsecured Notes outstanding as of March 31, 2023. This table includes all of the commitment fees, interest expense and amortized financing costs of the 6.50% Unsecured Notes, 6.25% Unsecured Notes, and 5.50% Unsecured Notes, as well as the fees and expenses of issuing and servicing any other borrowings or leverage that the Company expects to incur during the 12 months following the filing of this prospectus supplement.
[5]	The expenses of the distribution reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. We will not charge any brokerage charges or other charges to stockholders who participate in the plan. However, your own broker may impose brokerage charges in connection with your participation in the plan.
[6]	Assumes that annual incentive fees earned by Oxford Square Management remain consistent with the incentive fees earned by Oxford Square Management during the three months ended March 31, 2023, excluding any reversal of previously accrued investment income incentive fees or hypothetical capital gains incentive fees described below. In subsequent periods, incentive fees would increase if, and to the extent that, we earn greater interest income through our investments in portfolio companies and realize additional gains upon the sale of warrants or other equity investments in such companies. The incentive fee consists of two parts. The first part, which is payable quarterly in arrears, equals the amount by which (x) the “Pre-Incentive Fee Net Investment Income” for the immediately preceding calendar quarter exceeds (y) the “Preferred Return Amount” for that calendar quarter. Effective April 1, 2016, a “Preferred Return Amount” is calculated on a quarterly basis by multiplying 1.75% by the Company’s net asset value at the end of the immediately preceding calendar quarter. The net investment income incentive fee is then calculated as follows: (a) no net investment income incentive fee is payable to Oxford Square Management in any calendar quarter in which the “Pre-Incentive Fee Net Investment Income” does not exceed the “Preferred Return Amount”; (b) 100% of the “Pre-Incentive Fee Net Investment Income” for such quarter, if any, that exceeds the “Preferred Return Amount” but is less than or equal to a “Catch-Up Amount” determined on a quarterly basis by multiplying 2.1875% by OXSQ’s net asset value at the end of such calendar quarter; and (c) for any quarter in which the “Pre-Incentive Fee Net Investment Income” exceeds the “Catch-Up Amount,” the net investment income incentive fee will be 20% of the amount of the “Pre-Incentive Fee Net Investment Income” for such quarter. In addition, effective April 1, 2016, the calculation of the Company’s net investment income incentive fee is subject to a total return requirement, (the “Total Return Requirement”) which provides that a net investment income incentive fee will not be payable to Oxford Square Management except to the extent 20% of the “cumulative net increase in net assets resulting from operations” (which is the amount, if positive, of the sum of the “Pre-Incentive Fee Net Investment Income,” realized gains and losses and unrealized appreciation and depreciation) during the calendar quarter for which such fees are being calculated and the eleven (11) preceding quarters (or if shorter, the number of quarters since April 1, 2016) exceeds the cumulative net investment income incentive fees accrued and/or paid for such eleven (11) preceding quarters (or if shorter, the number of quarters since April 1, 2016). The second part of the incentive fee equals 20.0% of our net realized gains for the calendar year less any unrealized losses for such year and will be payable at the end of each calendar year. It should be noted that no capital gains incentive fee was calculated as of March 31, 2023, which is calculated based upon an assumed liquidation of the entire portfolio, and no other changes in realized or unrealized gains and losses, as of March 31, 2023 and the termination of the Investment Advisory Agreement on such date. For a detailed discussion of the calculation of the incentive fees, see “Management and Other Agreements” in the accompanying prospectus.

[7]	“Other expenses” ($3.9 million) are based on the actual expenses for the three months ended March 31, 2023, annualized. These expenses include certain expenses allocated to the Company under the Investment Advisory Agreement, such as travel expenses incurred in connection with the investigation and monitoring of our investments. In the event of a debt restructuring or extinguishment, we may incur a loss comprised of deferred financing costs and note discount which may cause actual expenses to exceed those amounts projected in the table.
[8]	“Total annual expenses” is presented as a percentage of net assets attributable to common stockholders, because the holders of shares of our common stock (and not the holders of our debt securities or preferred stock, if any) bear all of our fees and expenses, all of which are included in this fee table presentation. The indirect expenses associated with the Company’s CLO equity investments are not included in the fee table presentation, but if such expenses were included in the fee table presentation then the Company’s total annual expenses would have been 26.81%.
[9]	Calculated as the respective high or low intraday sales price divided by NAV and subtracting 1.
[10]	Represents the cash distributions, including dividends, dividends reinvested and returns of capital, if any, per share that we have declared on our common stock in the specified quarter.
[11]	Net asset value per share is determined as of the last day in the relevant quarter and therefore may not reflect the net asset value per share on the date of the high and low sales prices. The net asset values shown are based on outstanding shares at the end of each period.
[12]	Assumes that we will not realize any capital gains computed net of all realized capital losses and unrealized capital depreciation.
[13]	Assumes no unrealized capital depreciation and a 5% annual return resulting entirely from net realized capital gains and not otherwise deferrable under the terms of the Investment Advisory Agreement and therefore subject to the incentive fee based on capital gains. Because our investment strategy involves investments that generate primarily current income, we believe that a 5% annual return resulting entirely from net realized capital gains is unlikely.